Patents	12 Months Ended
Oct. 31, 2020
Intangible assets and goodwill [abstract]
Patents [Text Block]

8. Patents

	November 1,			November 1,		October 31,
	2018	Additions	Impairment	2019	Additions	2020
Cost	$904,431	$—	$(223,143)	$681,288	$—	$681,288
Accumulated amortization	508,326	152,962	—	661,288	8,123	669,411
Net book value	$396,105			$20,000		$11,877

The Company holds several patents in the United States for its Multimodal Fluid Condition Sensor Platform. In prior years, the Company had negotiated with a major automotive company and a Tier 1 manufacturer for the development and commercial exploitation of this patented technology. In 2019, the Company discontinued provisional patent applications in international jurisdictions and determined that the patents were impaired as its carrying amount was higher than its recoverable amount. The value in use, measured as the present value of the future cash flows expected to be derived from this asset class, had been estimated at a minimum of $20,000 at October 31, 2019. Accordingly, the Company recorded an impairment reserve of $223,143 in fiscal year 2019. The Company maintains that there remains significant potential value in its existing patents in terms of potential licensing agreements and royalty fees once it begins to exploit this asset class in the future.